Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Compensation of key management personnel

	2021	2020	2019
Salaries, bonus and benefits (*)	45,014	35,147	69,609
Payroll charges	11,981	13,454	15,813
Share-based compensation	21,798	15,509	8,880
Total	78,793	64,110	94,302

(*)	Includes compensation for members of the Management and audit committee.